SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENTED INFORMATION
Segmented Information

25. SEGMENTED INFORMATION

The Company is engaged in the growth, cultivation, and development of medicinal cannabis and medicinal cannabis derivative products through its Colombia Cosechemos subsidiary. The Company’s other businesses are run through its other Colombia and United States subsidiaries. Management has defined the reportable segments of the Company based on this internal business unit reporting, which is by major product line, and aggregates similar businesses into the Consumer Products segment below. The Corporate segment reflects balances and expenses that do not directly influence business unit operations and includes the Company’s long-term investments. The Corporate segment revenue includes the license of intellectual property.

The following tables show information regarding the Company’s segments for the years ended December 31, 2021 and 2020. The 2020 amounts were restated to conform to the Company’s current 2021 reportable segments determination.

In 2021, the Company had sales to a single customer exceeding 10% of its consolidated revenue. Sales to this customer were $1.3 million and were part of the Beverage and Food reportable segment.

	Cannabis growth and derivative production	Consumer products	Pharmaceuticals and nutraceuticals	Beverage and food	Corporate	Total
Thousands of United States dollars	$	$	$	$	$	$
For the year ended December 31, 2021
Revenue	$3	$2,620	$2,342	$3,577	$438	$8,980
Gross profit	(85)	865	802	347	424	2,353
Net loss	(1,075)	(960)	(70)	(281)	(18,975)	(21,361)

For the year ended December 31, 2020
Revenue	$-	$89	$-	$-	$17	$106
Gross profit	-	66	-	-	5	71
Net loss	(612)	(506)	-	-	(13,216)	(14,334)

	Colombia	United States	Canada	Total
Thousands of United States dollars	$	$	$	$
Non-current assets at December 31, 2021	$4,042	$29,650	$3,844	$37,536
Total liabilities at December 31, 2021	2,359	3,106	3,073	8,538

Non-current assets at December 31, 2020	$1,818	$-	$-	$1,818
Total liabilities at December 31, 2020	1,922	12	1,268	3,202

Year ended December 31, 2021
Net revenue	$6,919	$1,681	$380	$8,980
Gross profit	1,419	554	380	2,353

Year ended December 31, 2020
Net revenue	$75	$31	$-	$106
Gross profit	40	31	-	71